S-K 1602(a)(4) Forepart, Adjusted NTBV	Dec. 31, 2025 $ / shares
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.75
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	7.17
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.83
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	6.21
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.79
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	4.29
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.71
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	(1.47)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	11.47
Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.76
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	7.18
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.82
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	6.23
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.77
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	4.32
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.68
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Adjusted, per Share	(1.41)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 11.41